Subsequent Events:	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Subsequent Events [Abstract]
Subsequent Events [Text Block]
Note 11 – Subsequent Events:

From July 1, 2016 through August 12, 2016, holders of the Company’s Series B Stock converted a total of 1,000 shares of the Company’s Series B Stock into 100,000 shares of Common Stock.

On July 27, 2016, we received approval of the institutional review board (“IRB”) for our amended protocol submitted on July 21, 2016 to the U.S. Food and Drug Administration (the “FDA”) relating to the Phase 2b clinical trial of our lead drug candidate, Bryostatin-1, for the treatment of advanced Alzheimer’s disease, which amended protocol eliminates the second, exploratory, study period following the first 12 weeks of treatment. The primary objective is the assessment of safety and tolerability of bryostatin to occur at 13 weeks and that has not been changed with this amendment. The secondary objective is to assess efficacy, also at week 13. Such amendment, to cut the exploratory part of the study, was made for business reasons in order to provide earlier completion of the study and for the planning of future studies. The changes to the study design were not due to any safety concerns. In the study, two doses of bryostatin, 20µg or 40µg, will be compared to placebo. Study subjects receive a total of 7 doses of the study drug over 12 weeks of treatment, followed by safety and efficacy assessments at week 13 and a final study visit at week 16. There will be no second randomization for additional treatment. Subjects who have already entered into the second study period will be discontinued and evaluated 30 days following last treatment for their final study visit. Pending the robustness of trial enrollment, we expect to report data late in the first quarter or the beginning of the second quarter of 2017.

On August 4, 2016, the Company reached a settlement agreement (the “Settlement Agreement”) with Iroquois Master Fund Ltd. and certain of its affiliates (collectively, “Iroquois”) to settle a proposed consent solicitation pertaining to the reconstitution of the Company’s Board of Directors (the “Board”). Pursuant to the Settlement Agreement, in consideration for Iroquois agreeing to discontinue its proposed consent solicitation to reconstitute the Board: (i) Board members Paul Freiman and Jay Haft resigned from the Board of the Company, its subsidiaries and all committees thereof, effective immediately; (ii) the Company’s Chief Executive Officer, Charles Ramat, entered into a Separation Agreement with the Company pursuant to which he shall resign, without cause, from the Board and all other positions that he holds with the Company, including Chief Executive Officer and President, on October 3, 2016 (unless the Board determines an earlier date) (the “Termination Date”) with Mr. Ramat remaining as a consultant to the Company until February 28, 2018; (iii) the Board appointed each of Mr. Joshua Silverman and Dr. Kenneth J. Gorelick to the Board, each to serve in accordance with the Company’s By-laws until his respective successor is duly elected and qualified or until his earlier resignation or removal; and (iv) the Company entered into a consulting agreement with SM Capital Management, LLC, a limited liability company owned and controlled by Mr. Joshua Silverman.

Pursuant to the Ramat Separation Agreement, Mr. Ramat will continue to receive his current salary and benefits through the Termination Date except that his salary shall be reduced by $10,000 to $23,333 per month. On the Termination Date, Mr. Ramat will receive a lump sum severance payment in the amount of $200,000, which is equal to the amount of severance he is entitled to receive if he is terminated by the Company for a reason other than cause or by him for good reason pursuant to his employment agreement with the Company. The Ramat Separation Agreement further provides that (a) the Consulting Agreement between Ramat Consulting Group and the Company, effective February 28, 2013, shall automatically be restored and become fully effective and reinstated on the same terms and conditions for the balance of its five year term, which shall expire on February 28, 2018, and pursuant to which consulting fees are to be paid at the rate of $50,000 per annum, payable monthly, and (b) on the Termination Date, Mr. Ramat’s (i) outstanding unvested stock options, totaling 700,055, shall immediately vest, notwithstanding that Mr. Ramat, on the previously scheduled vesting dates, will no longer be an employee, director, or service provider to the Company, and (ii) vested options (including those whose vesting occurs pursuant the preceding clause) shall continue to be exercisable for a period of ten (10) years following the respective dates of grant of such options.

In connection with the resignations of each of Mr. Freiman and Mr. Haft from the Board, the Company entered into Director Separation Agreements, dated August 4, 2016, with each of Mr. Freiman and Mr. Haft (the “Director Separation Agreements”). Pursuant to such Director Separation Agreements, each of Mr. Freiman and Mr. Haft’s (i) outstanding unvested stock options, totaling 599,596 for both Mr. Freiman and Mr. Haft, shall immediately vest, notwithstanding that such director, on the previously scheduled vesting dates, will no longer be an employee, director, or service provider to the Company, and (ii) vested options (including those whose vesting occurs pursuant the preceding clause) shall continue to be exercisable for a period of ten (10) years following the respective dates of grant of such options.

In addition, on August 4, 2016, the Company entered into a consulting agreement with SM Capital Management, LLC (“SMCM”), a limited liability company owned and controlled by Mr. Joshua Silverman (the “Consulting Agreement”). Pursuant to the Consulting Agreement, SMCM shall provide consulting services which shall include, but not be limited to, providing business development, financial communications and management transition services, for a one-year period, subject to annual review thereafter. SMCM’s annual consulting fee is $120,000, payable by the Company in monthly installments of $10,000. In addition, the Consulting Agreement provides that the Company shall take all actions within its control, including the recommendation of such director nominee by the Nominating and Governance Committee of the Board, to nominate and appoint one (1) additional member to the Board designated by Josh Silverman during the initial consulting term.

On August 12, 2016, the Company’s Board of Directors increased the size of the Board of Directors from six to seven and appointed Ms. Shana Phares, President and Chief Executive of BRNI, to the Company’s Board of Directors. Ms. Phares replaces Mr. William Singer as a designee to the Board of Directors pursuant to the agreement between Neurotrope and Neuroscience Research Ventures, Inc. (NRV) dated November 12, 2015. Mr. Singer will remain as a member of the Board but no longer as an NRV designee.

Note 12 – Subsequent Events:

On February 11, 2016, Larry Altstiel resigned from the board of directors. Effective February 15, 2016, Susanne Wilke was nominated to the board of directors to fill the vacancy left by Mr. Altstiel’s departure.

As of February 24, 2016, placement agent warrants to purchase 2,619 shares of our common stock at $0.01 per share have been exercised.